EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2021
Classes of employee benefits expense [abstract]
Schedule of employee benefits expense

	2019 RMB’000	2020 RMB’000	2021 RMB’000
Wages and salaries	5,726,123	5,949,037	6,135,683
Provision for medical, housing scheme and other employee benefits (a)	1,353,800	1,326,476	1,399,931
Contributions to the defined contribution scheme (b)	999,020	408,922	1,153,849

	8,078,943	7,684,435	8,689,463